Taxation - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income tax expense benefits [line items]
Average effective tax rate	15.70%	38.50%	45.20%
Provisions For Uncertain Tax Position	£ 1,082	£ 1,175
Provision for deferred tax liabilities	1,156	1,396
Unremitted profits	18,000	17,000
Unremitted profits for which deferred tax not provided	231	0
Deferred tax expense (income) recognised in profit or loss	396
Research and development incentives recognised in operating profit	18
Deferred tax assets recognized on trading losses	447	261
Foreign tax credits for which deferred tax has not been provided	114	151
Overseas [Member]
Income tax expense benefits [line items]
Provision for deferred tax liabilities	185	£ 209
UK [member]
Income tax expense benefits [line items]
Payments of corporation tax	113
US [member]
Income tax expense benefits [line items]
Reassessment of prior year estimate of US Tax Reform	£ 125